Earnings / (loss) per share - Summary of Earning Per Share (Parenthetical) (Detail)	Mar. 31, 2025 $ / shares
Class A Shares
Earnings per share [line items]
Par or nominal value per share	$ 0.0001
Class C Shares
Earnings per share [line items]
Par or nominal value per share	$ 0.0001